OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Escrow	$ 1,271	[1]		[1]
Prepaid expenses	49		81
Income receivable	7		8
Deposit	39
Others	30		49
Other accounts receivable and prepaid expenses	$ 1,396		$ 138

[1]	Deposit paid into an escrow account as part of the purchase agreement in connection with Retail Portfolio in Germany transaction (see details in Note 1b (6)).